Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of Aging of Allowance for Credit Losses - CNY (¥)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Aging of Allowance for Credit Losses [Line Items]
Total current	¥ 345,938,264	¥ 334,455,214
1 - 30 days past due [Member]
Schedule of Aging of Allowance for Credit Losses [Line Items]
Total current	161,722,079	200,712,954
31 - 90 days past due [Member]
Schedule of Aging of Allowance for Credit Losses [Line Items]
Total current	178,256,397	191,887,069
91 - 180 days past due [Member]
Schedule of Aging of Allowance for Credit Losses [Line Items]
Total current	39,913,947	12,247,836
Total loans [Member]
Schedule of Aging of Allowance for Credit Losses [Line Items]
Total current	725,830,687	739,303,073
First lien [Member] | Collaboration Model [Member]
Schedule of Aging of Allowance for Credit Losses [Line Items]
Total current	129,317,384
First lien [Member] | Collaboration Model [Member] | 1 - 30 days past due [Member]
Schedule of Aging of Allowance for Credit Losses [Line Items]
Total current	68,099,373
First lien [Member] | Collaboration Model [Member] | 31 - 90 days past due [Member]
Schedule of Aging of Allowance for Credit Losses [Line Items]
Total current	74,757,203
First lien [Member] | Collaboration Model [Member] | 91 - 180 days past due [Member]
Schedule of Aging of Allowance for Credit Losses [Line Items]
Total current	13,099,754
First lien [Member] | Collaboration Model [Member] | Total loans [Member]
Schedule of Aging of Allowance for Credit Losses [Line Items]
Total current	285,273,714
First lien [Member] | Traditional Facilitation Model [Member]
Schedule of Aging of Allowance for Credit Losses [Line Items]
Total current		116,931,309
First lien [Member] | Traditional Facilitation Model [Member] | 1 - 30 days past due [Member]
Schedule of Aging of Allowance for Credit Losses [Line Items]
Total current		82,519,839
First lien [Member] | Traditional Facilitation Model [Member] | 31 - 90 days past due [Member]
Schedule of Aging of Allowance for Credit Losses [Line Items]
Total current		86,848,853
First lien [Member] | Traditional Facilitation Model [Member] | 91 - 180 days past due [Member]
Schedule of Aging of Allowance for Credit Losses [Line Items]
Total current		3,836,350
First lien [Member] | Traditional Facilitation Model [Member] | Total loans [Member]
Schedule of Aging of Allowance for Credit Losses [Line Items]
Total current		290,136,351
Second lien [Member] | Collaboration Model [Member]
Schedule of Aging of Allowance for Credit Losses [Line Items]
Total current	216,620,880
Second lien [Member] | Collaboration Model [Member] | 1 - 30 days past due [Member]
Schedule of Aging of Allowance for Credit Losses [Line Items]
Total current	93,622,706
Second lien [Member] | Collaboration Model [Member] | 31 - 90 days past due [Member]
Schedule of Aging of Allowance for Credit Losses [Line Items]
Total current	103,499,194
Second lien [Member] | Collaboration Model [Member] | 91 - 180 days past due [Member]
Schedule of Aging of Allowance for Credit Losses [Line Items]
Total current	26,814,193
Second lien [Member] | Collaboration Model [Member] | Total loans [Member]
Schedule of Aging of Allowance for Credit Losses [Line Items]
Total current	¥ 440,556,973
Second lien [Member] | Traditional Facilitation Model [Member]
Schedule of Aging of Allowance for Credit Losses [Line Items]
Total current		217,523,905
Second lien [Member] | Traditional Facilitation Model [Member] | 1 - 30 days past due [Member]
Schedule of Aging of Allowance for Credit Losses [Line Items]
Total current		118,193,115
Second lien [Member] | Traditional Facilitation Model [Member] | 31 - 90 days past due [Member]
Schedule of Aging of Allowance for Credit Losses [Line Items]
Total current		105,038,216
Second lien [Member] | Traditional Facilitation Model [Member] | 91 - 180 days past due [Member]
Schedule of Aging of Allowance for Credit Losses [Line Items]
Total current		8,411,486
Second lien [Member] | Traditional Facilitation Model [Member] | Total loans [Member]
Schedule of Aging of Allowance for Credit Losses [Line Items]
Total current		¥ 449,166,722